UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6506

Intermediate Muni Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

INTERMEDIATE MUNI FUND, INC.

FORM N-Q
MARCH 31, 2006

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited)	March 31, 2006

Face Amount	Rating‡	Security	Value
MUNICIPAL BONDS — 95.3%
Alabama — 3.2%
$3,000,000	AAA	Alabama State Public School & College Authority, FSA-Insured, 5.125% due
		11/1/15 (a)	$3,137,280
1,225,000	AAA	Baldwin County, AL, Board of Education, Capital Outlay School Warrants,
		AMBAC-Insured, 5.000% due 6/1/20	1,284,253
259,127	AAA	Birmingham, AL, Medical Clinic Board Revenue, Baptist Medical Center,
		8.300% due 7/1/08 (b)	273,130
1,000,000	AAA	Saraland, AL, GO, MBIA-Insured, 5.250% due 1/1/15	1,063,930
		Total Alabama	5,758,593
Alaska — 1.6%
1,000,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs
		Alaska Cargo Port LLC, 8.000% due 5/1/23 (c)	995,310
500,000	AAA	Anchorage, AK, GO, Refunding, FGIC-Insured, 6.000% due 10/1/14	569,065
1,250,000	AAA	North Slope Boro, AK, Refunding, Series A, MBIA-Insured, 5.000% due
		6/30/15	1,335,700
		Total Alaska	2,900,075
Arizona — 0.4%
		Maricopa County, AZ, Hospital Revenue:
75,000	AAA	Samaritan Health Service, 7.625% due 1/1/08 (b)	77,643
569,000	AAA	St. Lukes Medical Center, 8.750% due 2/1/10 (a)(b)	630,845
70,000	AAA	Pima County, AZ, IDA, Single-Family Housing Authority Revenue, Series A,
		GNMA/FNMA-Insured, FHLMC-Collateralized, 7.100% due 11/1/29 (c)(d)	71,649
		Total Arizona	780,137
Arkansas — 1.5%
1,500,000	BBB	Arkansas State Development Finance Authority Hospital Revenue,
		Washington Regional Medical Center, Call 2/1/10 @ 100, 7.000% due
		2/1/15 (e)	1,670,850
1,000,000	BB	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project,
		7.000% due 4/1/12 (c)	1,084,130
		Total Arkansas	2,754,980
California — 5.3%
1,500,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	1,556,505
3,000,000	AA-	California State Economic Recovery, Series A, 5.000% due 7/1/17 (a)	3,136,020
410,000	NR	California Statewide COP Community Development Revenue, Refunding
		Hospital Triad Healthcare, 6.250% due 8/1/06 (b)	413,542
10,000	NR	Loma Linda, CA, Community Hospital Corp. Revenue, First Mortgage,
		8.000% due 12/1/08 (b)	11,045
		Los Angeles, CA:
1,115,000	NR	COP, Hollywood Presbyterian Medical Center, INDLC-Insured, 9.625%
		due 7/1/13 (b)	1,349,618
1,000,000	AAA	Union School District, Series A, MBIA-Insured, Call 7/1/13 @ 100,
		5.375% due 7/1/18 (e)	1,096,810
1,450,000	AAA	Morgan Hill, CA, USD, FGIC-Insured, 5.750% due 8/1/17	1,590,375
365,000	AAA	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United
		Airlines, Inc., 8.000% due 7/1/13 (b)	420,287
120,000	AAA	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500%
		due 5/1/11 (b)	144,437
		Total California	9,718,639
Colorado — 5.4%
1,860,000	Aaa(f)	Broomfield, CO, COP, Open Space Park & Recreation Facilities, AMBAC-
		Insured, 5.500% due 12/1/20 (a)	1,978,147

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

Face Amount	Rating‡	Security	Value
Colorado — 5.4% (continued)
		Colorado Educational & Cultural Facilities Authority Revenue Charter School:
$1,000,000	BBB-	Bromley East Project, Series A, Call 9/15/11 @ 100, 7.000% due 9/15/20 (e)	$1,152,300
1,155,000	AAA	Bromley School Project, XLCA-Insured, 5.125% due 9/15/20	1,231,992
1,350,000	AAA	Refunding & Improvement, University Lab School, XLCA-Insured,
		5.250% due 6/1/24	1,445,026
500,000	Baa2(f)	University Lab School Project Call 6/1/11 @ 100, 6.125% due 6/1/21 (e)	554,675
710,000	BBB	Denver, CO, Health & Hospital Authority, Series A, 6.250% due 12/1/16	765,508
1,765,000	AAA	Pueblo, CO, Bridge Waterworks Water Revenue, Improvement, Series A,
		FSA-Insured, Call 11/1/10 @ 100, 6.000% due 11/1/14 (a)(e)	1,933,487
750,000	A	SBC Metropolitan District, CO, GO, ACA-Insured, 5.000% due 12/1/25	759,698
		Total Colorado	9,820,833
Connecticut — 3.2%
2,000,000	AA	Connecticut State HEFA Revenue, Bristol Hospital, Series B, 5.500% due
		7/1/21 (a)	2,158,980
1,855,000	A	Connecticut State Special Obligation Parking Revenue, Bradley International
		Airport, Series A, ACA-Insured, 6.375% due 7/1/12 (a)(c)	2,024,065
1,500,000	AAA	Connecticut State Special Tax Obligation Revenue, RITES, Series A, FSA-
		Insured, 6.815% due 10/1/09 (g)	1,719,810
		Total Connecticut	5,902,855
Florida — 4.7%
195,000	AAA	Lee County, FL, Southwest Florida Regional Airport Revenue, MBIA-
		Insured, 8.625% due 10/1/09 (b)	212,913
3,250,000	AAA	Lee, FL, Memorial Health System, Hospital Revenue, Series A, FSA-Insured,
		5.750% due 4/1/14 (a)	3,526,802
1,640,000	NR	Old Palm Community Development District, FL, Palm Beach Gardens, Series
		B, 5.375% due 5/1/14	1,653,497
		Orange County, FL, Health Facilities Authority Revenue:
700,000	NR	First Mortgage Healthcare Facilities, 8.750% due 7/1/11	743,519
1,500,000	A+	Hospital Adventist Health Systems, 6.250% due 11/15/24	1,660,320
455,000	Aaa(f)	Southern Adventist Hospital, Adventist Health Systems, 8.750% due
		10/1/09 (b)	497,925
310,000	NR	Sanford, FL, Airport Authority Industrial Development Revenue, Central
		Florida Terminals Inc. Project A, 7.500% due 5/1/06 (c)	309,975
		Total Florida	8,604,951
Georgia — 3.7%
970,000	Aaa(f)	Athens, GA, Housing Authority Student Housing Lease Revenue, University
		of Georgia East Campus, AMBAC-Insured, 5.250% due 12/1/23	1,031,440
650,000	A-	Chatham County, GA, Hospital Authority Revenue, Hospital Memorial
		Health Medical Center, Series A, 6.000% due 1/1/17	698,262
1,000,000	AAA	Gainesville, GA, Water & Sewer Revenue, FSA-Insured, 5.375% due
		11/15/20	1,071,570
500,000	A1(f)	Georgia Municipal Electric Authority, Power System Revenue, Series X,
		6.500% due 1/1/12	542,820
1,000,000	AAA	Griffin, GA, Combined Public Utilities Revenue, Refunding & Improvement,
		AMBAC-Insured, 5.000% due 1/1/21	1,051,220
2,120,000	AAA	Metropolitan Atlanta Rapid Transit Georgia Sales Tax Revenue, Series E,
		7.000% due 7/1/11 (a)(b)	2,379,552
		Total Georgia	6,774,864
Illinois — 4.8%
535,000	C(f)	Bourbonnais, IL, Industrial Development Revenue, Refunding Kmart Corp.
		Project, 6.600% due 10/1/06 (h)	5,350
1,500,000	AAA	Chicago, IL, O'Hare International Airport Revenue, Refunding Bonds, Lien
		A-2, FSA-Insured, 5.750% due 1/1/19 (c)	1,637,655
1,000,000	AAA	Cicero, IL, Tax Increment, Series A, XLCA-Insured, 5.250% due 1/1/21	1,067,030

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

Face Amount	Rating‡	Security	Value
Illinois — 4.8% (continued)
$1,030,000	AAA	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project,
		Series B, 7.100% due 12/1/15 (b)	$1,189,722
1,000,000	AA	Harvey, IL, GO, Radian-Insured, 6.700% due 2/1/09	1,001,790
485,000	BBB	Illinois Development Finance Authority, Chicago Charter School Foundation
		Project A, 5.250% due 12/1/12	496,722
		Illinois Health Facilities Authority Revenue:
440,000	AAA	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (b)	490,741
265,000	AAA	Ravenswood Hospital Medical Center Project, 7.250% due 8/1/06 (b)	268,257
1,310,000	AAA	Kane County, IL, GO, FGIC-Insured, 5.500% due 1/1/14	1,421,376
		Mount Veron, IL, Elderly Housing Corp., First Lien Revenue:
235,000	Ba3(f)	7.875% due 4/1/06	235,000
250,000	Ba3(f)	7.875% due 4/1/07	250,140
270,000	Ba3(f)	7.875% due 4/1/08	269,946
1,000,000	Aaa(f)	Will County, IL, GO, School District North 122 New Lenox, Capital
		Appreciation Refunding School, Series D, FSA-Insured, zero coupon
		bond to yield 5.188% due 11/1/24	421,980
		Total Illinois	8,755,709
Indiana — 0.6%
800,000	AAA	Ball State University, Indiana University Revenue, Student Fee, Series K,
		FGIC-Insured, 5.750% due 7/1/20	871,104
240,000	AAA	Madison County, IN, Hospital Authority Facilities Revenue, Community
		Hospital of Anderson Project, 9.250% due 1/1/10 (b)	267,598
		Total Indiana	1,138,702
Iowa — 1.2%
1,000,000	A1(f)	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical
		Center, 6.250% due 7/1/20	1,076,350
940,000	AAA	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13 (b)	1,134,148
		Total Iowa	2,210,498
Kansas — 1.8%
1,000,000	BBB	Burlington, KS, Environmental Improvement Revenue, Kansas City Power &
		Light Project, Refunding, 4.750% due 10/1/07 (d)(i)	1,009,430
2,245,000	AA	Johnson County, KS, Union School District, Series A, Call 10/1/09 @ 100,
		5.125% due 10/1/20 (a)(e)	2,352,558
		Total Kansas	3,361,988
Louisiana — 1.2%
320,000	AAA	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist
		Hospital Inc. Project, Aetna-Insured, 8.000% due 5/15/12 (b)	356,586
1,690,000	AAA	Monroe, LA, Sales & Use Tax Revenue, FGIC-Insured, 5.625% due 7/1/25	1,843,029
		Total Louisiana	2,199,615
Maryland — 1.8%
1,000,000	AAA	Maryland State Health & Higher EFA Revenue, Refunding Mercy Medical
		Center, FSA-Insured, 6.500% due 7/1/13	1,114,910
2,000,000	AAA	Montgomery County, MD, GO, 5.250% due 10/1/14 (a)	2,146,380
		Total Maryland	3,261,290
Massachusetts — 7.0%
690,000	AAA	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (b)	770,985
1,130,000	Aaa(f)	Lancaster, MA, GO, AMBAC-Insured, 5.375% due 4/15/17	1,223,903
1,500,000	AAA	Massachusetts State, GO, RITES, Series PA 993-R, MBIA-Insured, 7.042%
		due 5/1/09 (g)	1,742,910
		Massachusetts State DFA Revenue:
500,000	A	Curry College, Series A, ACA-Insured, 6.000% due 3/1/20	529,065
370,000	AAA	VOA Concord, Series A, GNMA-Collateralized, 6.700% due 10/20/21	419,044

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

Face Amount	Rating‡	Security	Value

Massachusetts — 7.0% (continued)
		Massachusetts State HEFA Revenue:
$1,000,000	AAA	Berkshire Health Systems, Series F, 5.000% due 10/1/19	$1,039,050
		Caritas Christi Obligation, Series B:
2,000,000	BBB	6.500% due 7/1/12 (a)	2,167,840
835,000	BBB	6.750% due 7/1/16	930,891
1,000,000	BBB-	Milford-Whitinsville Regional Hospital, Series D, 6.500% due 7/15/23	1,072,130
1,000,000	BBB+(j)	Winchester Hospital, Series E, Call 7/1/10 @ 101, 6.750% due 7/1/30 (e)	1,115,080
1,100,000	AAA	Massachusetts State Industrial Finance Agency Assisted Living Facility
		Revenue, Arbors at Amherst Project, GNMA-Collateralized, 5.750% due
		6/20/17 (c)	1,168,761
500,000	A3(f)	New England Education Loan Marketing Corp. Massachusetts Student Loan
		Revenue, Sub-Issue H, 6.900% due 11/1/09 (c)	522,890
		Total Massachusetts	12,702,549
Michigan — 3.3%
1,775,000	AAA	Carrier Creek, MI, Drain District No. 326, AMBAC-Insured, 5.000% due
		6/1/24 (a)	1,866,750
1,000,000	AAA	Jenison, MI, Public Schools GO, Building and Site, FGIC-Insured, 5.500%
		due 5/1/20	1,082,370
1,000,000	Aaa(f)	Memphis, MI, Community Schools GO, Call 5/1/09 @ 100, 5.150% due
		5/1/19 (e)	1,032,030
1,000,000	A	Michigan State Hospital Finance Authority Revenue, Oakwood Obligated
		Group, 5.500% due 11/1/18	1,061,890
1,000,000	AAA	Walled Lake, MI, Consolidated School District, MBIA-Insured, 5.000% due
		5/1/22	1,047,500
		Total Michigan	6,090,540
Missouri — 1.7%
1,000,000	AAA	Hazelwood, MO, School District, Missouri Direct Deposit Program, Series A,
		FGIC-Insured, 5.000% due 3/1/23	1,052,810
405,000	A-(j)	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village,
		5.750% due 8/15/11	425,898
1,000,000	Aaa(f)	Missouri State Environmental Improvement & Energy Resource Authority,
		Water Pollution Control, State Revolving Funds Program, Series C,
		5.250% due 7/1/18	1,106,690
35,000	AAA	Missouri State Housing Development Community Mortgage Revenue, Series
		C, GNMA/FNMA-Collateralized, 7.450% due 9/1/27 (c)	35,823
345,000	AAA	Nevada, MO, Waterworks Systems Revenue, AMBAC-Insured, 10.000% due
		10/1/10 (b)	399,037
		Total Missouri	3,020,258
Nebraska — 1.4%
		NebHELP Inc. Nebraska Revenue:
1,500,000	AAA	Series A-5A, MBIA-Insured, 6.200% due 6/1/13 (c)	1,537,440
1,000,000	AAA	Series A-6, MBIA-Insured, 6.450% due 6/1/18 (c)	1,036,590
		Total Nebraska	2,574,030
Nevada — 0.6%
		Henderson, NV, Health Care Facilities Revenue:
470,000	A-	Pre-Refunded, Catholic West, Series A, 6.200% due 7/1/09 (b)	487,470
535,000	A-	Unrefunded Balance, Catholic West, Series A, 6.200% due 7/1/09	568,213
		Total Nevada	1,055,683
New Hampshire — 0.5%
865,000	A	New Hampshire HEFA, Covenant Healthcare System, 6.500% due 7/1/17	964,769
New Jersey — 0.1%
170,000	AAA	Ringwood Borough, NJ, Sewer Authority Special Obligation, 9.875% due
		7/1/13 (b)	204,536

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

Face Amount	Rating‡	Security	Value
New Mexico — 0.7%
$1,100,000	AAA	Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC-Insured,
		5.250% due 10/1/18	$1,210,231
New York — 2.7%
895,000	NR	New York City, NY, IDA, Civic Facility Revenue, Community Hospital
		Brooklyn, 6.875% due 11/1/10	915,674
1,760,000	AAA	New York State Dormitory Authority Revenue, Mental Health Services
		Facilities, 5.000% due 2/15/18 (a)	1,863,189
2,000,000	AA-	Tobacco Settlement Financing Corp., New York, Asset-Backed, Series C-1,
		5.500% due 6/1/14 (a)	2,097,060
		Total New York	4,875,923
North Carolina — 1.4%
170,000	AAA	Charlotte North Carolina Mortgage Revenue, Refunding Double Oaks
		Apartments, Series A, FNMA-Collateralized, 7.300% due 11/15/07	173,932
1,000,000	BBB	North Carolina Eastern Municipal Power Agency, Power System Revenue,
		Series D, 6.450% due 1/1/14	1,087,390
1,175,000	AAA	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue,
		10.500% due 1/1/10 (b)	1,343,613
		Total North Carolina	2,604,935
Ohio — 7.3%
1,370,000	AAA	Cleveland, OH, Waterworks Revenue, Series K, Call 1/1/12 @ 100, 5.250%
		due 1/1/21 (e)	1,470,750
1,255,000	BBB	Cuyahoga County, OH, Hospital Facilities Revenue, Canton, Inc. Project,
		6.750% due 1/1/10	1,315,303
1,855,000	Aaa(f)	Highland, OH, Local School District, School Improvement, FSA-Insured, Call
		12/1/11 @ 100, 5.750% due 12/1/19 (a)(e)	2,040,407
1,000,000	Aaa(f)	Kettering, OH, City School District, School Improvement, FSA-Insured,
		5.000% due 12/1/19	1,057,500
		Lake County, OH, Hospital Improvement Revenue:
210,000	AAA	Lake County Memorial Hospital Project, 8.625% due 11/1/09 (b)	229,990
115,000	Aaa(f)	Ridgecliff Hospital Project, 8.000% due 10/1/09 (b)	124,101
95,000	AAA	Lima, OH, Hospital Revenue, St. Rita Hospital of Lima, 7.500% due 11/1/06 (b)	97,185
1,500,000	BBB-	Ohio State Air Quality Development Authority Revenue, Cleveland Pollution
		Control, Series A, 6.000% due 12/1/13	1,558,605
3,010,000	AA+	Ohio State GO, Conservation Project, Series A, 5.250% due 9/1/13 (a)	3,193,881
		Ohio State Water Development Authority Revenue:
1,785,000	AAA	9.375% due 12/1/10 (b)(k)	1,980,011
245,000	AAA	Safe Water, Series 3, 9.000% due 12/1/10 (b)	269,154
		Total Ohio	13,336,887
Oklahoma — 0.7%
55,000	AAA	Oklahoma State Industries Authority Revenue, Hospital Oklahoma Health
		Care Corp., Series A, Call 5/1/07 @ 100, 9.125% due 11/1/08 (e)	57,750
260,000	BBB(j)	Tulsa, OK, Housing Assistance Corp. MFH Revenue, 7.250% due 10/1/07 (c)	261,430
		Tulsa, OK, Municipal Airport Trust Revenue, Refunding American Airlines,
		Series B:
500,000	B-	5.650% due 12/1/08 (c)(d)(i)	495,475
500,000	B-	6.000% due 12/1/08 (c)(d)(i)	499,710
		Total Oklahoma	1,314,365
Oregon — 1.2%
935,000	BBB(j)	Klamath Falls, OR, International Community Hospital Authority Revenue,
		Merle West Medical Center Project, 8.000% due 9/1/08 (b)	987,790
1,200,000	NR	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc.
		Project, 7.000% due 3/1/12 (c)	1,264,236
		Total Oregon	2,252,026

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

Face Amount	Rating‡	Security	Value
Pennsylvania — 6.4%
$865,000	AAA	Conneaut, PA, School District GO, AMBAC-Insured, 9.500% due 5/1/12 (b)	$990,598
1,855,000	AAA	Delaware River Port Authority Pennsylvania and New Jersey, RITES, Series 964,
		FSA-Insured, 6.808% due 1/1/10 (a)(g)	2,153,395
1,000,000	Aaa(f)	Harrisburg, PA, Parking Authority Parking Revenue, FSA-Insured, 5.500%
		due 5/15/20	1,081,690
1,365,000	AA	Northampton County, PA, IDA Revenue, Mortgage Moravian Hall Square
		Project, Radian-Insured, 5.500% due 7/1/19	1,452,633
1,000,000	AAA	Pennsylvania State IDA Revenue, Economic Development, AMBAC-Insured,
		5.500% due 7/1/21	1,089,260
100,000	AAA	Philadelphia, PA, Hospital Authority Revenue, Thomas Jefferson University
		Hospital, 7.000% due 7/1/08 (b)	103,828
1,000,000	AAA	Philadelphia, PA, School District, Series A, FSA-Insured, Call 2/1/12 @ 100,
		5.500% due 2/1/23 (e)	1,087,440
2,000,000	AAA	Philadelphia, PA, Water & Wastewater, Series B, FGIC-Insured, 5.250% due
		11/1/14 (a)	2,150,340
1,350,000	AAA	Pittsburgh, PA, School District GO, FSA-Insured, 5.375% due 9/1/16	1,498,190
		Total Pennsylvania	11,607,374
Puerto Rico — 0.8%
1,500,000	BBB-	Puerto Rico Housing Bank & Finance Agency, 7.500% due 12/1/06	1,529,790
Rhode Island — 0.6%
1,000,000	AA	Central Falls, RI, GO, Radian-Insured, 5.875% due 5/15/15	1,079,010
South Carolina — 3.3%
95,000	AAA	Anderson County, SC, Hospital Facilities Revenue, 7.125% due 8/1/07 (b)	97,609
1,445,000	AA	Charleston, SC, Waterworks & Sewer Revenue, 5.250% due 1/1/16	1,539,315
		Greenville County, SC, School District Installment Purchase Revenue, Building
		Equity Sooner for Tomorrow, Call 12/1/12 @ 101:
2,000,000	AA-	5.875% due 12/1/19 (a)(e)	2,244,940
2,000,000	AA-	6.000% due 12/1/21 (e)	2,222,983
		Total South Carolina	6,104,847
South Dakota — 1.9%
2,400,000	Aa2(f)	Minnehana County, SD, GO, Limited Tax Certificates, Call 12/1/10 @ 100,
		5.625% due 12/1/20 (a)(e)	2,569,296
795,000	A	South Dakota Economic Development Finance Authority, Economic
		Development Revenue, APA Optics, Series A, 6.750% due 4/1/16 (c)	821,108
		Total South Dakota	3,390,404
Tennessee — 0.5%
530,000	AAA	Jackson, TN, Water & Sewer Revenue, 7.200% due 7/1/12 (b)	581,007
355,000	Baa1(f)	McMinnville, TN, Housing Authority Revenue, Refunding First Mortgage
		Beersheba Heights, 6.000% due 10/1/09	366,186
		Total Tennessee	947,193
Texas — 7.8%
2,000,000	Aa3(f)	Brazos River, TX, Harbor Navigation District, BASF Corp. Project, 6.750%
		due 2/1/10 (a)	2,207,180
2,000,000	AAA	Dallas, TX, Area Rapid Transit Sales Tax Revenue, Senior Lien, AMBAC-
		Insured, 5.375% due 12/1/16 (a)	2,139,940
		Dallas-Fort Worth, TX:
1,500,000	CCC	International Airport Facility, Improvement Corp. Revenue, Refunding,
		American Airlines, Series C, 6.150% due 11/1/07 (c)(d)(i)	1,484,505
1,000,000	AAA	International Airport Revenue, Refunding, Series B, FSA-Insured,
		5.500% due 11/1/20	1,064,580

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

Face Amount	Rating‡	Security	Value
Texas — 7.8% (continued)
		El Paso County, TX, Housing Finance Corp.:
$275,000	Baa3(f)	La Plaza Apartments, Sub-Series C, 8.000% due 7/1/30	$279,587
360,000	A3(f)	MFH Revenue, Series A, American Village Communities, 6.250% due
		12/1/24	368,208
		El Paso, TX, Water & Sewer Revenue, Refunding & Improvement, Series A,
		FSA-Insured:
45,000	AAA	6.000% due 3/1/15	49,890
955,000	AAA	Call 3/1/12 @ 100, 6.000% due 3/1/15 (e)	1,059,305
2,000,000	AA	Fort Worth, TX, Water & Sewer Revenue, Call 2/15/12 @ 100, 5.625% due
		2/15/17 (a)(e)	2,183,480
585,000	AAA	Grand Prairie, TX, Housing Finance Corp., MFH Revenue, Landings of
		Carrier Project, Series A, GNMA-Collateralized, 6.650% due 9/20/22	649,110
1,000,000	AAA	Harris County, TX, Hospital District Revenue, MBIA-Insured, 6.000% due
		2/15/15	1,085,920
1,000,000	AAA	Southwest Higher Education Authority Inc., Southern Methodist University
		Project, AMBAC-Insured, 5.500% due 10/1/19	1,090,350
275,000	Aaa(f)	Tarrant County, TX, Hospital Authority Revenue, Adventist Health System-
		Sunbelt, 10.250% due 10/1/10 (b)	317,455
175,000	AAA	Texas State Department Housing Community Affairs Home Mortgage
		Revenue, RIBS Series C-2, GNMA/FNMA/FHLMC-Collateralized,
		10.271% due 7/2/24 (c)(l)	174,503
		Total Texas	14,154,013
Utah — 1.8%
1,580,000	Aaa(f)	Salt Lake & Sandy, UT, Metropolitan Water District Revenue, Series A,
		AMBAC-Insured, 5.000% due 7/1/24	1,657,341
		Spanish Fork City, UT, Water Revenue, FSA-Insured:
1,135,000	Aaa(f)	5.500% due 6/1/16	1,228,308
350,000	Aaa(f)	Call 6/1/12 @ 100, 5.500% due 6/1/16 (e)	382,165
		Total Utah	3,267,814
Washington — 1.9%
1,250,000	Aaa(f)	Cowlitz County, WA, School District, No. 122 Longview, FSA-Insured,
		5.500% due 12/1/19	1,335,512
2,000,000	AAA	Energy Northwest Washington Electric Revenue, Project No. 3, Series A,
		FSA-Insured, 5.500% due 7/1/18 (a)	2,150,760
		Total Washington	3,486,272
West Virginia — 0.1%
95,000	AAA	Cabell Putnam & Wayne Counties, WV, Single - Family Residence Mortgage
		Revenue, FGIC-Insured, 7.375% due 4/1/10 (b)	100,447
Wisconsin — 1.2%
2,000,000	BBB	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern
		States Power Co. Project, Series A, 6.000% due 11/1/21 (a)(c)	2,118,700
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $168,853,756)	173,936,325
SHORT-TERM INVESTMENTS(m) — 4.7%
Alaska — 0.5%
900,000	A-1+	Valdez, AK, Marine Terminal, BP Pipelines Inc. Project, Series B, 3.190%,
		4/3/06	900,000
Florida — 0.1%
100,000	VMIG1(f)	Brevard County, FL, Health Facilities Authority, Health Facilities Revenue,
		Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank,
		3.180%, 4/3/06	100,000

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

Face Amount	Rating‡	Security	Value
Illinois — 1.1%
$2,000,000	A-1+	Illinois Health Facilities Authority, University of Chicago Hospital Project,
		Series C, MBIA-Insured, LIQ-JPMorgan Chase, 3.130%, 4/3/06	$2,000,000
Massachusetts — 0.2%
400,000	VMIG1(f)	Massachusetts State HEFA, Capital Asset Program, Series E, LOC-Bank of
		America, 3.130%, 4/3/06	400,000
Pennsylvania — 0.3%
100,000	A-1+	Geisinger Authority Pennsylvania Health Systems, 3.160%, 4/3/06	100,000
		Pennsylvania State Higher EFA, Carnegie Mellon University:
100,000	A-1+	Series B, SPA-Morgan Guaranty Trust, 3.150%, 4/3/06	100,000
200,000	A-1+	Series C, SPA-JPMorgan Chase, 3.150%, 4/3/06	200,000
100,000	A-1+	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital
		Revenue, Children's Hospital Project, Series A, SPA-JPMorgan Chase,
		3.140%, 4/3/06	100,000
		Total Pennsylvania	500,000
Texas — 2.4%
		Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White
		Memorial Hospital:
1,000,000	A-1+	HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank,
		3.180%, 4/3/06	1,000,000
1,200,000	A-1+	Series 2001-1, MBIA-Insured, SPA-JPMorgan Chase, 3.180%, 4/3/06	1,200,000
800,000	A-1+	Series B-2, MBIA-Insured, SPA-Chase Bank of Texas N.A., 3.180%,
		4/3/06	800,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
500,000	A-1+	Refunding, The Methodist Hospital Systems, Series B, 3.170%, 4/3/06 (e)	500,000
600,000	A-1+	Special Facilities, Texas Medical Center Project, MBIA-Insured, SPA-
		JPMorgan Chase, 3.180%, 4/3/06	600,000
400,000	A-1+	St. Luke's Episcopal Hospital, Series B, SPA-Northern Trust Co.,
		Bayerische Landesbank, Bank of America, 3.170%, 4/3/06	400,000
		Total Texas	4,500,000
Virginia — 0.1%
200,000	F-1+(j)	Alexandria, VA, IDA Revenue, Goodwin House, LOC-Wachovia Bank,
		3.170%, 4/3/06	200,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $8,600,000)	8,600,000
		TOTAL INVESTMENTS — 100.0% (Cost — $177,453,756#)	$182,536,325
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the
Manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(d)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.
(e)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the
Manager to be triple-A rated even if issuer has not applied for new ratings.
(f)	Rating by Moody's Investors Service.
(g)	Residual interest tax-exempt securities -- coupon varies inversely with level of short-term tax-exempt interest rates.
(h)	Security is currently in default.
(i)	Maturity date shown represents the mandatory tender date.
(j)	Rating by Fitch Ratings Service.
(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(l)	Residual interest bonds--coupon varies inversely with level of short-term tax-exempt interest rates.
(m)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than
7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

Abbreviations used in this schedule:
ACA	–	American Capital Assurance
AMBAC	–	Ambac Assurance Corporation
COP	–	Certificate of Participation
DFA	–	Development Finance Agency
EFA	–	Educational Facilities Authority
FGIC	–	Financial Guaranty Insurance Company
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
FSA	–	Financial Security Assurance
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HEFA	–	Health & Educational Facilities Authority
HFA	–	Housing Finance Authority
IDA	–	Industrial Development Authority
INDLC	–	Industrial Indemnity Company
LIQ	–	Liquidity Facility
LOC	–	Letter of Credit
MBIA	–	Municipal Bond Investors Assurance Corporation
MFH	–	Multi-Family Housing
Radian	–	Radian Assets Assurance
RIBS	–	Residual Interest Bonds
RITES	–	Residual Interest Tax-Exempt Securities
SPA	–	Standby Bond Purchase Agreement
USD	–	Unified School District
XLCA	–	XL Capital Assurance Inc.

Summary of Investments by Industry * (unaudited)

Hospitals	16.6%
Pre-Refunded	14.6
Education	11.5
Escrowed to Maturity	10.5
Transportation	8.0
General Obligation	7.8
Utilities	5.1
Miscellaneous	5.0
Pollution Control	4.9
Tax Allocation	4.0
Water & Sewer	3.3
Other	8.7
100.0%

* As a percentage of total investments. Please note that Fund holdings are as of March 31, 2006 and are subject to change.

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard &Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC”and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C”the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

INTERMEDIATE MUNI FUND, INC.

Bond Ratings (unaudited) (continued)

B	—	Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC”are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

INTERMEDIATE MUNI FUND, INC.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Intermediate Muni Fund, Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act").

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,179,588
Gross unrealized depreciation	(1,097,019)
Net unrealized appreciation	$5,082,569

At March 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell: U.S. 10 Year Treasury Note	550	6/06	$58,798,438	$58,514,844	$283,594

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Intermediate Muni Fund, Inc.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

By /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: May 30, 2006